Forward Merger - Allocation of the purchase price (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023
Assets Acquired:
Goodwill	$ 44,291		$ 0
Liabilities Assumed:
Developed technology, Useful Life (years)	5 years
Legacy Adagio
Assets Acquired:
Cash		$ 681
Accounts receivable, net		102
Inventories, net		4,077
Prepaid expenses		308
Other current assets		195
Property and equipment, net		1,133
Intangible assets, net		26,200
Goodwill		44,291
Right-of-use asset, net		247
Other assets		18
Total assets acquired		77,252
Liabilities Assumed:
Accounts payable		10,103
Accrued liabilities		3,556
Operating lease liabilities, current		138
Convertible notes payable, long-term		5,951
Warrant liabilities		1,049
Operating lease liabilities, long-term		109
Deferred tax liabilities		2,800
Total liabilities assumed		23,706
Net total		$ 53,546
Developed technology, Useful Life (years)		5 years